Share-Based Compensation - Additional Information (Detail) - Two Thousand And Sixteen Share Plan [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement number of shares authorized for issuance	12,513,999	12,513,999
Common stock shares reserved for future issuance	2,066,574	3,795,989
Share based compensation by share based payment arrangement contractual term	10 years	10 years
Share based compensation by share based payment arrangement service based vesting term	4 years	4 years
Share based compensation by share based payment arrangement options unrecognized compensation	$ 9,220	$ 5,660	$ 5,110
Share based compensation by share based payment arrangement weighted average period of recognition	2 years 11 months 1 day	2 years 9 months 14 days	3 years 18 days
Share based compensation by share based payment arrangement weighted average grant date fair value per share	$ 3.01	$ 1.58